OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
OTHER CURRENT LIABILITIES

NOTE 10 - OTHER CURRENT LIABILITIES:

Other current liabilities consist of the following:

	December 31
	2024	2023
Employees and related expenses	16,725	21,040
Government institutions	2,566	3,932
Income tax payable	933	1,918
Warranty reserve	722	1,476
Operating lease liabilities	2,511	2,404
Credit risk sharing liabilities	5,507	-
Contractor liability	5,101	5,656
Accrued commissions	2,379	1,435
Other	2,870	1,386
Total other current liabilities	39,314	39,247